Deferred income	12 Months Ended
Jun. 30, 2022
Deferred Income
Deferred income

29 Deferred income

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Deferred income from depositary bank
Non-current portion	20,005	14,488
Current portion	6,060	6,295
	26,065	20,783

The Company received an initial payment of USD4,690,000 (equivalent to RMB30,995,000) from depositary bank in December 2020, in connection with the establishment and maintenance of depositary receipt. The amount was amortized using the straight-line method over a five-year arrangement period. During the years ended June 30, 2021 and 2022, the Company recorded RMB4,274,000 and RMB6,037,000, respectively, in other income.